Organization and Nature of Operations - Going Concern (Details) - USD ($) $ in Thousands				3 Months Ended		12 Months Ended
	May 14, 2026	May 12, 2026	Nov. 06, 2025	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Organization and Nature of Operations
Cash and cash equivalents				$ 3,534		$ 6,154	$ 287
Net Working Capital				1,900
Accumulated deficit				16,755		14,593	10,365
Cash for operating activities				$ 2,489	$ 1,536	$ 5,712	3,871
Substantial doubt about the Company's ability to continue as a going concern				true		true
Gross proceeds from IPO			$ 15,000
Proceeds from Related Party Debt					$ 1,000	$ 1,281	$ 2,495
Term loan | Subsequent event
Organization and Nature of Operations
Proceeds from Related Party Debt		$ 2,000
Term loan | Subsequent event | Related party
Organization and Nature of Operations
Amount of loan agreement	$ 2,000
Principal amount	$ 500
Debt term (in months)	36 months
Interest rate (%)	15.50%